                             AIM FLOATING RATE FUND

                        Supplement dated January 24, 2003
          to the Statement of Additional Information dated May 1, 2002

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND EXECUTIVE OFFICERS - INTERESTED PERSON" in the Statement of Additional Information.


                                  TRUSTEE
 "NAME, YEAR OF BIRTH AND         AND/OR
POSITION(S) HELD WITH THE         OFFICER  PRINCIPAL OCCUPATION(S) DURING PAST 5        OTHER DIRECTORSHIP(S) HELD
          TRUST                    SINCE                   YEARS                                BY TRUSTEE
-------------------------         -------  -------------------------------------        -----------------------------------
INTERESTED PERSONS
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
Robert H. Graham* -- 1946          1998    Director and Chairman, A I M                 None
Trustee, Chairman and President            Management Group Inc. (financial
                                           services holding company); and
                                           Director and Vice Chairman,
                                           AMVESCAP PLC (parent of AIM and a
                                           global investment management firm);
                                           formerly, President and Chief
                                           Executive Officer, A I M Management
                                           Group Inc.; Director, Chairman and
                                           President, A I M Advisors, Inc.
                                           (registered investment advisor);
                                           Director and Chairman, A I M
                                           Capital Management, Inc.
                                           (registered investment advisor), A
                                           I M Distributors, Inc. (registered
                                           broker dealer), A I M Fund
                                           Services, Inc., (registered
                                           transfer agent), and Fund
                                           Management Company (registered
                                           broker dealer)

Mark H. Williamson** -- 1951       2003    Director, President and Chief                Director, Chairman, President and
Trustee                                    Executive Officer, A I M Management          Chief Executive Officer, INVESCO
                                           Group Inc. (financial services               Bond Funds, Inc., INVESCO
                                           holding company); Director,                  Combination Stock & Bond Funds,
                                           Chairman and President, A I M                Inc., INVESCO Counselor Series
                                           Advisors, Inc. (registered                   Funds, Inc., INVESCO International
                                           investment advisor); Director, A I M         Funds, Inc., INVESCO Manager Series
                                           Capital Management, Inc.                     Funds, Inc., INVESCO Money Market
                                           (registered investment advisor) and          Funds, Inc., INVESCO Sector Funds,
                                           A I M Distributors, Inc.                     Inc., INVESCO Stock Funds, Inc.,
                                           (registered broker dealer),                  INVESCO Treasurer's Series Funds,
                                           Director and Chairman, A I M Fund            Inc. and INVESCO Variable
                                           Services, Inc., (registered                  Investment Funds, Inc."
                                           transfer agent), and Fund
                                           Management Company (registered
                                           broker dealer); and Chief Executive
                                           Officer, AMVESCAP PLC - AIM
                                           Division (parent of AIM and a
                                           global investment management firm);
                                           formerly, Chief Executive Officer,
                                           INVESCO Funds Group, Inc.

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*      Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

** Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.